Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 724	$ 750
Premium tax offsets	$ 3,600	$ 3,600